Regulatory Assets And Liabilities (Narrative) (Details) - USD ($)		12 Months Ended
	Oct. 10, 2007	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Regulatory Assets And Liabilities [Line Items]
Expected surcharge		$ 1,023,000,000
Recovery period		11 years
Net regulatory asset		$ 1,194,000,000	$ 1,114,000,000,000	$ 1,429,000,000
Residential Retail Customer [Member]
Regulatory Assets And Liabilities [Line Items]
Cost recovery factor, $/month		2.19
Minimum [Member] | Non-Residential Retail Customer [Member]
Regulatory Assets And Liabilities [Line Items]
Cost recovery factor, $/month		2.39
Maximum [Member] | Non-Residential Retail Customer [Member]
Regulatory Assets And Liabilities [Line Items]
Cost recovery factor, $/month		5.15
Over Collection of Transition Bond Revenues [Member]
Regulatory Assets And Liabilities [Line Items]
Recovery period	9 years
Net regulatory asset		21,000,000		32,000,000
Deferred AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Net regulatory asset		164,000,000		113,000,000
Generation-Related Regulatory Assets Securitized by Transition Bonds [Member]
Regulatory Assets And Liabilities [Line Items]
Reduction in regulatory assets net of regulatory liability		213,000,000
Net regulatory asset		$ 31,000,000		$ 140,000,000